Transactions with Related Parties, Atlantis Holding Corp. (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Transactions with Related Party [Abstract]
Dividends on Series A Preferred Shares	$ (1,272)	$ (75)
Related Party [Member] | Atlantis Holding Corp. [Member]
Transactions with Related Party [Abstract]
Dividends on Series A Preferred Shares	$ 0		$ (977)